Premises And Equipment:	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment:
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2011 and December 31, 2010, consisted of the following:

	2011	2010
Land	$5,560	5,560
Land improvements	558	504
Buildings	20,206	20,170
Furniture and equipment	6,765	6,257

	33,089	32,491
Less accumulated depreciation	9,658	8,202

Premises and equipment, net	$23,431	24,289

Depreciation expense was approximately $1,569,000, $1,586,000 and $1,548,000 for the years ended December 31, 2011, 2010 and 2009, respectively.